GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in the carrying amount of goodwill
Goodwill	$ 3,076	$ 3,031
Accumulated impairment losses	(2,424)	(2,424)
Total	652	607
Goodwill acquired during the year	90	45
Impairment of goodwill	6	0
Goodwill	3,166	3,076
Accumulated impairment losses	(2,430)	(2,424)
Total	736	652
Information regarding other intangible assets
Gross Carrying Amount	849	744
Accumulated Amortization	(360)	(302)
Net Book Value	489	442
Estimated future amortization of intangibles with finite useful lives
Total	489
2012	69
2013	63
2014	59
2015	52
2016	51
Later years	195
Capitalized software costs
Information regarding other intangible assets
Gross Carrying Amount	756	658
Accumulated Amortization	(344)	(288)
Net Book Value	412	370
Long-term debt issuance costs
Information regarding other intangible assets
Gross Carrying Amount	88	84
Accumulated Amortization	(15)	(14)
Net Book Value	73	70
Other
Information regarding other intangible assets
Gross Carrying Amount	5	2
Accumulated Amortization	(1)	0
Net Book Value	$ 4	$ 2